CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Breakdown of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 476,270	$ 144,729	$ 231,362	$ 372,088
Restricted cash [Abstract]
Current	9,144	9,538
Non-current	8,212	0
Total restricted cash	17,356	9,538
Short-term Deposits [Abstract]
Short-term deposits, classified as cash equivalents	$ 91,600	$ 12,400
Short-term deposits, maturity date	January 2025	January 2024
Minimum [Member]
Short-term Deposits [Abstract]
Interest rate on short-term deposits	2.01%	2.40%
Maximum [Member]
Short-term Deposits [Abstract]
Interest rate on short-term deposits	4.28%	4.80%
US Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 462,316	$ 137,917
Singapore Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	2,786	2,991
Chinese Renminbi [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	189	585
Norwegian Krone [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	7,943	2,487
Euro [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	2,611	701
Hongkong Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	5	7
Bhutan, Ngultrum [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 420	$ 41